Restructuring Movement in Restructuring Provisions, Manchester Facility (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Beginning provision	$ 200,000	$ 641,000	$ 2,000,000	$ 3,167,000
Total provision recognized	0	7,800,000			$ 8,796,000
Asset write off					(5,629,000)
Utilized	(92,000)	(441,000)	(1,359,000)	(1,167,000)
Closing provision	108,000	200,000	641,000	2,000,000	3,167,000
Onerous Lease [Member] | Manchester Facility [Member]
Restructuring Reserve [Roll Forward]
Beginning provision	200,000	641,000	2,000,000	3,167,000
Total provision recognized					3,167,000
Asset write off					0
Utilized	(92,000)	(441,000)	(1,359,000)	(1,167,000)
Closing provision	108,000	200,000	641,000	2,000,000	3,167,000
Asset Impairment [Member] | Manchester Facility [Member]
Restructuring Reserve [Roll Forward]
Beginning provision	0	0	0	0
Total provision recognized					5,629,000
Asset write off					(5,629,000)
Utilized	0	0	0	0
Closing provision	$ 0	$ 0	$ 0	$ 0	$ 0